Trade receivables - Summary of breakdown for trade receivables (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivable [Line Items]
Trade receivables		€ 167,003	€ 147,546
Loss allowance		(6,643)	(8,717)
Total trade receivables		160,360	138,829
At January 1, 2020		(8,717)	(5,635)
Provisions		(496)	(3,636)
Utilizations		71	96
Exchange differences and other		1,369	458
Releases		923
Disposition		207
At December 31, 2021		(6,643)	(8,717)
EMEA [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	[1]	62,412	51,102
ITALY
Disclosure of Trade Receivable [Line Items]
Total trade receivables		32,089	28,847
North America [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	[2]	18,061	28,940
UNITED STATES
Disclosure of Trade Receivable [Line Items]
Total trade receivables		16,883	27,329
Latin America [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	[3]	4,437	1,436
APAC [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	[4]	75,450	57,351
China Region [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables		€ 54,978	€ 42,830

[1]	EMEA includes Europe, the Middle East and Africa.
[2]	North America includes the United States of America and Canada.
[3]	Latin America includes Mexico, Brazil and other Central and South American countries.
[4]	APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.